Intangible Assets, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Depreciation expenses and impairment loss	¥ 93,030	¥ 6,050	¥ 0